Significant Expenses and Other Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Net sales		$ 885,627	$ 803,552	$ 639,142
Product costs	[1]	454,124	430,784	364,405
Stock-compensation and related payroll expense		203,305	154,831	142,156
Integrated Circuit design related costs		72,069	73,263	46,429
Depreciation and amortization		30,174	25,331	21,810
Income tax expense		17,492	18,160	8,175
Dispute related expenses		12,988	14,385	6,973
Other operating expenses	[2]	19,930	14,069	17,490
Interest income		(9,663)	(14,528)	(12,246)
Other segment items	[3]	(37,427)	(1,992)	(8,923)
Net Income (Loss)		$ 122,635	$ 89,249	$ 52,873

[1]	Product costs primarily include material, labor and other product related costs, excluding the other categories above.
[2]	Other operating expenses primarily include facilities expenses, sales promotion expenses, professional service expenses and other expenses.
[3]	Other segment items primarily include unrealized holding gain on investment, gain from disposal of long-term investment, foreign exchange gain or loss, interest expense and other income, net as reported in our consolidated statements of income.